Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Class A Ordinary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2013 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2013 Class B Ordinary Shares USD ($)	Dec. 31, 2013 Class B Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Earnings per ADS:
Denominator used for earnings per ADS - basic					27,274,769	27,274,769	27,145,208	27,086,098	272,747,690	272,747,690	271,452,080	270,860,980	7,711,459	7,711,459	7,794,630	7,803,952
Denominator used for earnings per ADS -diluted					35,036,346	35,036,346	34,979,459	34,962,831	350,363,460	350,363,460	349,794,590	349,628,310	7,711,459	7,711,459	7,794,630	7,803,952
Earnings per ADS - basic					$ 49.52	299.75	298.62	190.27	$ 4.95	29.98	29.86	19.03	$ 49.52	299.75	298.62	190.27
Earnings per ADS - diluted					$ 49.44	299.32	298.29	189.88	$ 4.94	29.93	29.83	18.99	$ 49.44	299.32	298.29	189.88
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,732,356	10,487,167	10,433,885	6,638,637	$ 1,350,520	8,175,647	8,106,219	5,153,755					$ 381,836	2,311,520	2,327,666	1,484,882
Denominator
Weighted average ordinary shares outstanding					27,274,769	27,274,769	27,145,208	27,086,098	272,747,690	272,747,690	271,452,080	270,860,980	7,711,459	7,711,459	7,794,630	7,803,952
Denominator used for earnings per share					27,274,769	27,274,769	27,145,208	27,086,098	272,747,690	272,747,690	271,452,080	270,860,980	7,711,459	7,711,459	7,794,630	7,803,952
Earnings per share - basic					$ 49.52	299.75	298.62	190.27	$ 4.95	29.98	29.86	19.03	$ 49.52	299.75	298.62	190.27
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation					1,351,066	8,178,954	8,108,856	5,156,846					381,290	2,308,213	2,325,029	1,481,791
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares					381,290	2,308,213	2,325,029	1,481,791
Allocation of net income attributable to Baidu, Inc.					$ 1,732,356	10,487,167	10,433,885	6,638,637					$ 381,290	2,308,213	2,325,029	1,481,791
Denominator
Weighted average ordinary shares outstanding					27,274,769	27,274,769	27,145,208	27,086,098	272,747,690	272,747,690	271,452,080	270,860,980	7,711,459	7,711,459	7,794,630	7,803,952
Conversion of Class B to Class A ordinary shares					7,711,459	7,711,459	7,794,630	7,803,952
Share-based awards					50,118	50,118	39,621	72,781
Denominator used for earnings per share					35,036,346	35,036,346	34,979,459	34,962,831	350,363,460	350,363,460	349,794,590	349,628,310	7,711,459	7,711,459	7,794,630	7,803,952
Earnings per share - diluted					$ 49.44	299.32	298.29	189.88	$ 4.94	29.93	29.83	18.99	$ 49.44	299.32	298.29	189.88